Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - Measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets and liabilities carried at fair value
Derivative assets	$ 3	$ 11
Equity investments	6	6
Derivative liabilities	2	10
Level 1
Financial assets and liabilities carried at fair value
Derivative assets	0	0
Equity investments	6	6
Derivative liabilities	0	0
Level 2
Financial assets and liabilities carried at fair value
Derivative assets	3	11
Equity investments	0	0
Derivative liabilities	2	10
Level 3
Financial assets and liabilities carried at fair value
Derivative assets	0	0
Equity investments	0	0
Derivative liabilities	$ 0	$ 0